Label	Element	Value
American Century ETF Trust | American Century Diversified Corporate Bond ETF
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American Century ETF Trust Summary Prospectus and Prospectus Supplement American Century® Diversified Corporate Bond ETF
Supplement dated April 1, 2025 ■ Summary Prospectus and Prospectus dated January 1, 2025

Effective April 1, 2025, the fund’s performance benchmark is changed from the Bloomberg U.S. Intermediate Corporate Bond Index to the Bloomberg U.S. Corporate Bond Index. As a result, under normal market conditions, the weighted average duration of the fund’s portfolio is expected to be within two years of the weighted average duration of the new benchmark.